401(k) PROFIT-SHARING PLAN	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
401(k) PROFIT-SHARING PLAN

NOTE 8 - 401(k) PROFIT-SHARING PLAN

The Company sponsors a qualified profit-sharing plan with a 401(k) feature that covers all eligible employees. Participation in the 401(k) feature of the plan is voluntary. Participating employees may defer up to 100% of their compensation up to the maximum prescribed by the Internal Revenue Code. The plan permits for employee elective deferrals but has no contribution requirements for the Company. During the quarter ended March 31, 2022 and 2021, no employer contributions were made.

NOTE 8 - 401(k) PROFIT-SHARING PLAN

The Company sponsors a qualified profit-sharing plan with a 401(k) feature that covers all eligible employees. Participation in the 401(k) feature of the plan is voluntary. Participating employees may defer up to 100% of their compensation up to the maximum prescribed by the Internal Revenue Code. The plan permits for employee elective deferrals but has no contribution requirements for the Company. During the Year Ended December 31, 2021 and 2020, no employer contributions were made.